Cover	Apr. 09, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 09, 2025
Entity File Number	001-41248
Entity Registrant Name	Knightscope, Inc.
Entity Central Index Key	0001600983
Entity Tax Identification Number	46-2482575
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	305 North Mathilda Avenue
Entity Address, City or Town	Sunnyvale
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94085
City Area Code	650
Local Phone Number	924-1025
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.001 per share
Trading Symbol	KSCP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false